Additional disclosures in respect of guaranteed securities - Disclosure of Combined Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	[1]
Disclosure of information about consolidated structured entities [line items]
Revenue	£ 8,489	£ 9,444
Operating profit	1,985	2,239
Profit after tax from continuing operations	1,064	£ 1,219	[2]
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Revenue	1,594
Operating costs	(1,330)
Operating profit	264
Other income and costs, including taxation	(51)
Profit after tax from continuing operations	213
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Other income from other subsidiaries	£ 0

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.